Exhibit 99.1

NISSAN AUTO LEASE TRUST 2025-A

Servicer Report

Collection Period Start	1-Sep-26	Distribution Date	15-Oct-26
Collection Period End	30-Sep-26	30/360 Days	30
Beg. of Interest Period	15-Sep-26	Actual/360 Days	30
End of Interest Period	15-Oct-26

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,685,521,038.56	1,110,706,858.37	1,070,181,161.14	0.6349260
Total Securities		1,685,521,038.56	1,110,706,858.37	1,070,181,161.14	0.6349260
Class A-1 Notes	4.403000%	136,540,000.00	0.00	0.00	0.0000000
Class A-2a Notes	4.600000%	145,250,000.00	35,681,454.99	25,550,030.68	0.1759038
Class A-2b Notes	4.098500%	435,750,000.00	107,044,364.82	76,650,091.90	0.1759038
Class A-3 Notes	4.750000%	581,000,000.00	581,000,000.00	581,000,000.00	1.0000000
Class A-4 Notes	4.800000%	92,850,000.00	92,850,000.00	92,850,000.00	1.0000000
Class B Notes	5.030000%	46,350,000.00	46,350,000.00	46,350,000.00	1.0000000
Class C Notes	5.110000%	52,260,000.00	52,260,000.00	52,260,000.00	1.0000000
Certificates	0.000000%	195,521,038.56	195,521,038.56	195,521,038.56	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	10,131,424.31	136,778.91	69.7516304	0.9416792
Class A-2b Notes	30,394,272.92	365,601.11	69.7516303	0.8390157
Class A-3 Notes	0.00	2,299,791.67	0.0000000	3.9583333
Class A-4 Notes	0.00	371,400.00	0.0000000	4.0000000
Class B Notes	0.00	194,283.75	0.0000000	4.1916667
Class C Notes	0.00	222,540.50	0.0000000	4.2583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	40,525,697.23	3,590,395.94

I. COLLECTIONS

Lease Payments: ( Lease Series Assets)
Monthly Principal					11,755,516.31
Monthly Interest					10,544,205.84

Total Monthly Payments					22,299,722.15
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					769,104.88
Aggregate Sales Proceeds Advance					12,014,937.81

Total Advances					12,784,042.69
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					30,289,128.70
Excess Wear and Tear and Excess Mileage					133,231.38
Remaining Payoffs					0.00
Net Insurance Proceeds					908,804.50
Residual Value Surplus					882,282.83

Total Collections					67,297,212.25

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		15,678,451.00			801
Involuntary Repossession		484,173.38			22
Voluntary Repossession		89,359.00			5
Full Termination		3,316,709.00			173
Bankruptcty		19,461.00			1
Insurance Payoff			894,625.98		37
Customer Payoff				676,740.65	26
Grounding Dealer Payoff				9,128,140.24	335
Dealer Purchase				229,425.32	7

Total		19,588,153.38	894,625.98	10,034,306.21	1,407

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	48,231	1,373,701,451.76	10.00000%	1,110,706,858.37
Total Depreciation Received		(15,540,332.96)		(13,425,575.68)
Principal Amount of Gross Losses	(80)	(2,221,926.85)		(1,815,546.56)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(604)	(15,491,167.14)		(11,883,151.96)
Scheduled Terminations	(650)	(16,810,383.97)		(13,401,423.03)

Pool Balance - End of Period	46,897	1,323,637,640.84		1,070,181,161.14
Remaining Pool Balance
Lease Payment				195,063,486.02
Residual Value				875,117,675.12

Total				1,070,181,161.14

III. DISTRIBUTIONS

Total Collections	67,297,212.25
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	67,297,212.25
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	695,874.93
3. Reimbursement of Sales Proceeds Advance	11,774,435.04
4. Servicing Fee:
Servicing Fee Due	925,589.05
Servicing Fee Paid	925,589.05
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	13,395,899.02

NISSAN AUTO LEASE TRUST 2025-A

Servicer Report

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	136,778.91
Class A-2a Notes Monthly Interest Paid	136,778.91
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	365,601.11
Class A-2b Notes Monthly Interest Paid	365,601.11
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	2,299,791.67
Class A-3 Notes Monthly Interest Paid	2,299,791.67
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	371,400.00
Class A-4 Notes Monthly Interest Paid	371,400.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Class B Monthly Interest
Class B Notes Interest Carryover Shortfall	0.00
Class B Notes Interest on Interest Carryover Shortfall	0.00
Class B Notes Monthly Available Interest Distribution Amount	194,283.75
Class B Notes Monthly Interest Paid	194,283.75
Chg in Class B Notes Int. Carryover Shortfall	0.00
Class C Monthly Interest
Class C Notes Interest Carryover Shortfall	0.00
Class C Notes Interest on Interest Carryover Shortfall	0.00
Class C Notes Monthly Available Interest Distribution Amount	222,540.50
Class C Notes Monthly Interest Paid	222,540.50
Chg in Class C Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	3,590,395.94
Total Note and Certificate Monthly Interest Paid	3,590,395.94
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	50,310,917.29
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Notes	40,525,697.23
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	40,525,697.23
Chg in Total Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	9,785,220.06

IV. RESERVE ACCOUNT

Initial Reserve Account Amount	6,742,084.15
Required Reserve Account Amount	10,955,886.75
Beginning Reserve Account Balance	10,955,886.75
Additional Cash Infusion	0.00
Reinvestment Income for the Period	0.00
Reserve Fund Available for Distribution	10,955,886.75
Reserve Fund Draw Amount	0.00
Deposit of Remaining Available Collections	9,785,220.06
Gross Reserve Account Balance	20,741,106.81
Remaining Available Collections Released to Seller	9,785,220.06
Total Ending Reserve Account Balance	10,955,886.75

NISSAN AUTO LEASE TRUST 2025-A

Servicer Report

V. POOL STATISTICS

Weighted Average Remaining Maturity			9.16
Monthly Prepayment Speed			88%
Lifetime Prepayment Speed			64%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,629,402.64
Securitization Value of Defaulted Receivables and Casualty Receivables		1,815,546.56	80
Aggregate Defaulted and Casualty Gain (Loss)		(186,143.92)
Pool Balance at Beginning of Collection Period		1,110,706,858.37
Net Loss Ratio
Current Collection Period		-0.0168%
Preceding Collection Period		0.0334%
Second Preceding Collection Period		-0.0110%
Third Preceding Collection Period		0.0382%
Cumulative Net Losses for all Periods		0.0961%	1,619,807.94

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.79%	8,802,384.37	379
61-90 Days Delinquent	0.20%	2,180,833.41	95
91-120 Days Delinquent	0.07%	730,234.49	34
More than 120 Days	0.01%	117,834.19	5

Total Delinquent Receivables:	1.05%	11,831,286.46	513

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.27%	0.28%
Preceding Collection Period		0.29%	0.29%
Second Preceding Collection Period		0.22%	0.21%
Third Preceding Collection Period		0.23%	0.22%
60 Day Delinquent Receivables		3,389,308.33
Delinquency Percentage		0.31%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		18,995,160.00	974
Securitization Value		18,565,950.87	974

Aggregate Residual Value Surplus (Loss)		429,209.13

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		133,696,606.03	6,444
Cumulative Securitization Value		125,556,531.70	6,444

Cumulative Residual Value Surplus (Loss)		8,140,074.33

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			14,634,545.71
Reimbursement of Outstanding Advance			11,774,435.04
Additional Advances for current period			12,014,937.81

Ending Balance of Residual Advance			14,875,048.48

Beginning Balance of Payment Advance			2,069,871.34
Reimbursement of Outstanding Payment Advance			695,874.93
Additional Payment Advances for current period			769,104.88

Ending Balance of Payment Advance			2,143,101.29

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the Series Assets Assets?	NO

5. Has there been any material additions, removals or substitutions of Series Assets Assets, or repurchases of Series Assets Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO

VIII. CREDIT RISK RETENTION

On the Closing Date, Nissan Auto Leasing LLC II, the depositor, an affiliate of Nissan Motor Acceptance Company LLC (“NMAC”), the sponsor, retained a sufficient portion of the Certificates to satisfy the obligations of NMAC under the requirements of (a) the SEC’s credit risk retention rules codified at 17 C.F.R. Part 246 (“Regulation RR”) and (b) the EU Risk Retention Requirements and the UK Risk Retention Requirements (each as defined in the preliminary prospectus for the Notes dated January 7, 2025 (the “Preliminary Prospectus”). The portion of Certificates being retained to satisfy the EU Risk Retention Requirements and the UK Risk Retention Requirements is referred to herein as the “Retained Interest”.

NMAC, as “originator” for the purposes of the EU Risk Retention Requirements and the UK Risk Retention Requirements, currently retains a material net economic interest that is not less than 5% in the securitization transaction described in the Preliminary Prospectus, in the form of retention of the first loss tranche in accordance with paragraph (d) of Article 6(3) of the EU Securitization Regulation and paragraph (1)(d) of UK SECN 5.2.8R and paragraph (d) of Article 6(3) of Chapter 2 of the UK PRASR (each as defined in the Preliminary Prospectus), in each case as in effect on the Closing Date, by holding all the membership interest in the depositor, which in turn holds Certificates representing at least 5% of the aggregate nominal value of the leases and related leased vehicles.

NMAC has not sold, hedged or otherwise mitigated its credit risk under or associated with the Retained Interest (and has not permitted the depositor or any of its other affiliates to sell, hedge or otherwise mitigate its credit risk under or associated with the Retained Interest) except to the extent permitted in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.

NMAC has not changed the manner in which it retains the Retained Interest, except in accordance with the EU Risk Retention Requirements and the UK Risk Retention Requirements or Regulation RR.